OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

14.	OTHER RECEIVABLES

(in thousands of $)	2018	2017
Claims receivable	9,690	5,857
Agent receivables	3,733	3,518
Other receivables	3,645	7,919
	17,068	17,294

Claims receivable are primarily attributable to insurance claims.

Other receivables are presented net of allowances for doubtful accounts amounting to nil as of December 31, 2018 (2017:nil).